Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	December 31, 2023	December 31, 2022
Long-term debt:
Revolving credit facilities (a) (d)	$320.0	$—
Term loan credit facilities (b) (d)	1,175.6	1,233.0
Senior unsecured notes (e)	828.1	1,302.4
Senior unsecured exchangeable notes (g)	—	201.3
Senior Secured Notes (c)	1,000.0	1,000.0
	3,323.7	3,736.7
Deferred financing fees	(32.9)	(44.9)
Long-term debt	3,290.8	3,691.8
Current portion of long-term debt	(129.4)	(238.4)
Long-term debt	$3,161.4	$3,453.4

Schedule of Future Minimum Repayments Under Revolving Credit Facilities and Term Loans
The following is a schedule of future minimum repayments under the Company’s term loan credit facilities as of December 31, 2023:

2024	$103.9
2025	103.9
2026	103.9
2027	103.9
2028	444.0
Thereafter	316.0
$1,175.6